JPMorgan Equity Premium Income Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 81.0%
Aerospace & Defense — 1.4%
General Dynamics Corp.	88	18,707
Northrop Grumman Corp.	28	13,035
Raytheon Technologies Corp.	159	13,030
Textron, Inc.	184	10,708
		55,480
Air Freight & Logistics — 1.2%
United Parcel Service, Inc., Class B	296	47,890
Banks — 1.2%
US Bancorp	1,184	47,720
Beverages — 3.7%
Coca-Cola Co. (The)	1,001	56,060
Constellation Brands, Inc., Class A	89	20,467
Keurig Dr Pepper, Inc.	313	11,215
PepsiCo, Inc.	343	55,979
		143,721
Biotechnology — 3.4%
AbbVie, Inc.	434	58,235
Regeneron Pharmaceuticals, Inc. *	59	40,709
Vertex Pharmaceuticals, Inc. *	118	34,184
		133,128
Building Products — 1.2%
Trane Technologies plc	312	45,155
Capital Markets — 2.0%
CME Group, Inc.	131	23,302
Intercontinental Exchange, Inc.	311	28,116
S&P Global, Inc.	92	27,994
		79,412
Chemicals — 2.7%
Air Products and Chemicals, Inc.	154	35,793
Ecolab, Inc.	53	7,605
Linde plc (United Kingdom)	172	46,404
PPG Industries, Inc.	153	16,937
		106,739
Consumer Finance — 0.7%
American Express Co.	193	26,072
Containers & Packaging — 0.4%
Avery Dennison Corp.	85	13,848
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B *	138	36,984
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	743	28,212

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — 4.3%
Alliant Energy Corp.	442	23,393
Duke Energy Corp.	132	12,279
Evergy, Inc.	241	14,300
Exelon Corp.	1,095	41,022
FirstEnergy Corp.	266	9,853
NextEra Energy, Inc.	546	42,793
Xcel Energy, Inc.	365	23,374
		167,014
Electrical Equipment — 1.2%
Eaton Corp. plc	347	46,331
Electronic Equipment, Instruments & Components — 0.6%
Keysight Technologies, Inc. *	160	25,176
Equity Real Estate Investment Trusts (REITs) — 2.6%
Camden Property Trust	102	12,216
Mid-America Apartment Communities, Inc.	60	9,340
Prologis, Inc.	248	25,139
Public Storage	93	27,175
SBA Communications Corp.	36	10,284
Sun Communities, Inc.	126	17,076
		101,230
Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	43	20,062
Walmart, Inc.	198	25,727
		45,789
Food Products — 2.7%
Archer-Daniels-Midland Co.	87	6,969
Hershey Co. (The)	283	62,353
Mondelez International, Inc., Class A	689	37,796
		107,118
Health Care Equipment & Supplies — 0.3%
Boston Scientific Corp. *	275	10,653
Health Care Providers & Services — 2.6%
Centene Corp. *	202	15,688
Elevance Health, Inc.	48	22,058
UnitedHealth Group, Inc.	126	63,772
		101,518
Hotels, Restaurants & Leisure — 1.2%
McDonald's Corp.	127	29,284
Yum! Brands, Inc.	169	17,945
		47,229
Household Products — 3.1%
Colgate-Palmolive Co.	509	35,743

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Products — continued
Kimberly-Clark Corp.	340	38,259
Procter & Gamble Co. (The)	373	47,183
		121,185
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	287	47,977
Insurance — 4.9%
Aon plc, Class A	130	34,805
Arthur J Gallagher & Co.	235	40,255
Hartford Financial Services Group, Inc. (The)	89	5,525
Progressive Corp. (The)	535	62,141
Travelers Cos., Inc. (The)	323	49,454
		192,180
Interactive Media & Services — 1.2%
Alphabet, Inc., Class A *	488	46,696
Internet & Direct Marketing Retail — 0.8%
Amazon.com, Inc. *	288	32,505
IT Services — 6.1%
Accenture plc, Class A	188	48,414
Automatic Data Processing, Inc.	156	35,284
FleetCor Technologies, Inc. *	67	11,752
Jack Henry & Associates, Inc.	263	48,001
Mastercard, Inc., Class A	172	48,761
Visa, Inc., Class A	268	47,619
		239,831
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	92	46,725
Machinery — 1.8%
Deere & Co.	68	22,665
Dover Corp.	302	35,258
Otis Worldwide Corp.	194	12,370
		70,293
Media — 1.4%
Charter Communications, Inc., Class A *	42	12,549
Comcast Corp., Class A	1,451	42,564
		55,113
Multi-Utilities — 3.7%
Ameren Corp.	422	34,019
CMS Energy Corp.	242	14,076
Consolidated Edison, Inc.	143	12,217
DTE Energy Co.	199	22,910
Sempra Energy	191	28,653
WEC Energy Group, Inc.	370	33,076
		144,951

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 2.4%
Chevron Corp.	197	28,234
Exxon Mobil Corp.	600	52,402
TC Energy Corp. (Canada)	361	14,544
		95,180
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	850	60,449
Eli Lilly & Co.	166	53,771
Johnson & Johnson	212	34,636
Merck & Co., Inc.	473	40,710
		189,566
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	136	12,524
Leidos Holdings, Inc.	59	5,196
		17,720
Road & Rail — 3.5%
Norfolk Southern Corp.	221	46,423
Old Dominion Freight Line, Inc.	191	47,443
Union Pacific Corp.	214	41,684
		135,550
Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	122	17,056
Texas Instruments, Inc.	324	50,138
		67,194
Software — 2.0%
Adobe, Inc. *	19	5,358
Intuit, Inc.	60	23,309
Microsoft Corp.	216	50,193
		78,860
Specialty Retail — 2.6%
AutoZone, Inc. *	7	13,723
Lowe's Cos., Inc.	262	49,229
O'Reilly Automotive, Inc. *	53	37,301
		100,253
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	45	6,221
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	113	9,412
Tobacco — 0.8%
Altria Group, Inc.	367	14,814
Philip Morris International, Inc.	218	18,086
		32,900

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. *	139	18,704
Total Common Stocks (Cost $3,388,474)		3,165,435
	PRINCIPAL AMOUNT ($000)
Equity-Linked Notes — 17.1%
Barclays Bank plc, ELN, 70.60%, 10/7/2022, (linked to S&P 500 Index) (United Kingdom) (a)	10	36,469
Barclays Bank plc, ELN, 76.10%, 10/14/2022, (linked to S&P 500 Index) (United Kingdom) (a)	13	47,187
Barclays Bank plc, ELN, 82.7%, 11/1/2022, (linked to S&P 500 Index) (United Kingdom) (a)	11	40,185
Barclays Bank plc, ELN, 92.80%, 11/8/2022, (linked to S&P 500 Index) (a)	11	41,011
BNP Paribas, ELN, 76.90%, 10/28/2022, (linked to S&P 500 Index) (a)	10	39,278
BNP Paribas, ELN, 79.40%, 10/25/2022, (linked to S&P 500 Index) (a)	16	59,864
BofA Finance LLC, ELN, 69.59%, 10/17/2022, (linked to S&P 500 Index) (b)	12	46,440
BofA Finance LLC, ELN, 70.50%, 10/12/2022, (linked to S&P 500 Index) (b)	9	32,044
BofA Finance LLC, ELN, 85.75%, 11/7/2022, (linked to S&P 500 Index) (b)	11	40,784
National Bank of Canada, ELN, 74.22%, 10/21/2022, (linked to S&P 500 Index) (b)	16	58,914
National Bank of Canada, ELN, 83.60%, 10/31/2022, (linked to S&P 500 Index) (b)	10	40,022
Royal Bank of Canada, ELN, 71.01%, 10/18/2022, (linked to S&P 500 Index) (Canada) (b)	14	52,740
Royal Bank of Canada, ELN, 74.01%, 10/24/2022, (linked to S&P 500 Index) (Canada) (b)	16	58,935
Royal Bank of Canada, ELN, 92.41%, 11/4/2022, (linked to S&P 500 Index) (Canada) (b)	11	41,114
Societe Generale SA, ELN, 71.12%, 10/11/2022, (linked to S&P 500 Index) (b)	9	32,357
Total Equity-Linked Notes (Cost $692,975)		667,344
	SHARES (000)
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (c) (d) (Cost $92,011)	91,980	92,017
Total Investments — 100.4% (Cost $4,173,460)		3,924,796
Liabilities in Excess of Other Assets — (0.4)%		(16,545)
NET ASSETS — 100.0%		3,908,251

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(798)	12/16/2022	USD	(143,820)	14,303

Abbreviations
USD	United States Dollar

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$3,165,435	$—	$—	$3,165,435
Equity Linked Notes	—	667,344	—	667,344

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022  (Unaudited)  (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$92,017	$—	$—	$92,017
Total Investments in Securities	$3,257,452	$667,344	$—	$3,924,796
Appreciation in Other Financial Instruments
Futures Contracts	$14,303	$—	$—	$14,303
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$80,017	$1,405,061	$1,393,078	$13	$4	$92,017	91,980	$482	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.